Change in Control (Narrative) (Details) - USD ($)				1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 24, 2020	Jun. 18, 2019	May 09, 2018	Jun. 18, 2019	Sep. 30, 2020	Dec. 31, 2019
Common Stock, Shares Authorized					20,000,000
Common stock par value					$ 0.001
Shares sold	231,655
Shares sold, value					$ 14,941,533
Preferred stock liquidation preference percentage		8.00%
Xenith
Proceeds from issuance of loan			$ 600,000
Loan term			10 years
Voting common stock		1,797,077
Proceeds from additional loan			$ 23,500,000			$ 18,500,000
Preferred stock liquidation preference			$ 10.29
Cash interest (as a percent)			4.00%
Additional per annum interest due at maturity (as a percent)			4.00%
Xenith | Notes One
Proceeds from issuance of notes and preferred stock			$ 500,000
Xenith | Notes Two
Proceeds from issuance of notes and preferred stock			$ 100,000
Xenith | Series C Preferred Stock [Member]
Debt interest rate, if not redeemed			12
Voting common stock		145,709		58,284
Shares sold			1,500,000
Shares sold, value			$ 1,500,000
Preferred stock liquidation preference		$ 10.29	$ 1.00	$ 10.29
Preferred stock liquidation preference percentage			8.00%
Number of Board of Directors entitled to elect			5
Number of Board of Directors			8
Voting stock of Xenith in Vespoint LLC [Member]
Ownership interest			100.00%